Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long-term Debt, by Maturity [Abstract]
June 30, 2015	$ 1,625,313
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	6,070,734
Less: Deferred financing costs and equity component of notes	(116,090)	(160,046)
Total debt	$ 5,954,644	$ 5,568,003